Called up share capital (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Beginning Balance, equity		£ 66,882	£ 69,541	£ 65,660
Issue of shares under employee share schemes		314	(283)	629
Repurchase of shares		(700)
Ending Balance, equity		68,116	66,882	69,541
Share premium
Beginning Balance, equity		297
Issue of shares under employee share schemes		22
Ending Balance, equity		319	297
Total share capital and share premium
Beginning Balance, equity	[1]	4,637	4,620	4,594
Issue of shares under employee share schemes	[1]	25	17	26
Repurchase of shares	[1]	(94)
Ending Balance, equity	[1]	4,568	4,637	£ 4,620
Ordinary share capital
Beginning Balance, equity		4,340
Issue of shares under employee share schemes		3
Repurchase of shares		(94)
Ending Balance, equity		£ 4,249	£ 4,340

[1]	Details of share capital, other equity instruments and other reserves are shown on pages 84 to 85.